                               [NATIONWIDE LOGO]


                                      MFS
                                    VARIABLE
                                    ACCOUNT

                                  ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                DECEMBER 31, 2000

                        NATIONWIDE LIFE INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220






                             [PICTURE OF PRESIDENT]

                              PRESIDENT'S MESSAGE

     We are pleased to bring you the 2000 annual report of the MFS Variable Account.

     The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

     Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

     The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.

                         /s/Joseph J. Gasper, President
                           Joseph J. Gasper, President
                               February 16, 2001

HOW TO READ THE ANNUAL REPORT


This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the MFS Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         5,165,862 shares (cost $78,357,546)................................................................   $ 88,542,873
      Massachusetts Investors Trust - Class A (MFSInvTr)
         1,927,735 shares (cost $33,567,737)................................................................     38,593,258
      MFS(R) Bond Fund - Class A (MFSBdFd)
         1,543,219 shares (cost $20,145,503)................................................................     19,027,890
      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         357,031 shares (cost $16,915,065)..................................................................     15,987,858
      MFS(R) Global Governments Fund - Class A (MFSGGvt)
         271,801 shares (cost $2,890,555)...................................................................      2,592,979
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         9,992,648 shares (cost $135,844,647)...............................................................    117,713,393
      MFS(R) High Income Fund - Class A (MFSHiInc)
         3,809,139 shares (cost $19,559,554)................................................................     15,960,291
      MFS(R) Research Fund - Class A (MFSRsrch)
         1,799,225 shares (cost $38,389,243)................................................................     43,145,416
      MFS Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)
         37,750,748 shares (cost $37,750,748)...............................................................     37,750,748
      MFS(R) Total Return Fund - Class A (MFSTotRe)
         3,098,083 shares (cost $46,316,779)................................................................     47,741,455
      Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
         1,084,286 shares (cost $1,084,286).................................................................      1,084,286
                                                                                                               ------------
            Total investments...............................................................................    428,140,447
   Accounts receivable......................................................................................         32,410
                                                                                                               ------------
            Total assets....................................................................................    428,172,857
Accounts payable............................................................................................          -
                                                                                                               ------------
Contract owners' equity (note 4)............................................................................   $428,172,857
                                                                                                               ============



See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                                              TOTAL         MFSGRSTK         MFSINVTR        MFSBDFD
                                                         --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends.................................. $    7,532,984               -          70,828       1,417,369
  Mortality and expense risk charges
    (note 2)............................................     (6,439,570)     (1,345,817)       (553,440)       (256,784)
                                                         --------------  --------------  --------------  --------------
    Net investment income...............................      1,093,414      (1,345,817)       (482,612)      1,160,585
                                                         --------------  --------------  --------------  --------------
  Proceeds from mutual funds shares sold................    116,163,408      16,321,438      12,175,311       5,114,993
  Cost of mutual fund shares sold.......................    (86,777,772)     (8,594,154)     (7,685,667)     (5,572,106)
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.................     29,385,636       7,727,284       4,489,644        (457,113)
  Change in unrealized gain (loss)
    on investments......................................   (112,242,717)    (22,729,280)     (6,418,885)        687,658
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments...................... $  (82,857,081)    (15,001,996)     (1,929,241)        230,545
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains..............................     56,783,698       8,100,667       1,576,687               -
     Net increase (decrease) in contract owners'
      equity resulting from operations..................    (24,979,969)     (8,247,146)       (835,166)      1,391,130
                                                         ==============  ==============  ==============  ==============



                                                             MFSEMGRO         MFSGGVT       MFSGROPP        MFSHIINC
                                                         -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends..................................             -                -         223,706       1,870,398
  Mortality and expense risk charges
    (note 2)............................................      (283,172)         (40,062)     (1,905,694)       (243,559)
                                                         -------------   --------------  --------------  --------------
    Net investment income...............................      (283,172)         (40,062)     (1,681,988)      1,626,839
                                                         -------------   --------------  --------------  --------------
  Proceeds from mutual funds shares sold................     3,896,181        1,053,551      26,291,865       6,963,211
  Cost of mutual fund shares sold.......................    (1,937,519)      (1,245,798)    (15,616,633)     (7,828,516)
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments.................     1,958,662         (192,247)     10,675,232        (865,305)
  Change in unrealized gain (loss)
    on investments......................................    (9,210,314)         217,481     (63,828,051)     (2,208,474)
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments......................    (7,251,652)          25,234     (53,152,819)     (3,073,779)
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains..............................     1,651,923                -      38,254,963               -
     Net increase (decrease) in contract owners'
      equity resulting from operations..................    (5,882,901)         (14,828)    (16,579,844)     (1,446,940)
                                                         =============   ==============  ==============  ==============




                                                            MFSRSRCH        MFSMYMKT        MFSTOTRE        NSATMYMKT
                                                         --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends.................................. $            -       2,327,028       1,549,266          74,389
  Mortality and expense risk charges
    (note 2)............................................       (654,205)       (530,084)       (611,348)        (15,405
    Net investment income...............................       (654,205)      1,796,944         937,918          58,984
                                                         --------------  --------------  --------------  --------------
  Proceeds from mutual funds shares sold................      9,706,847      20,031,016      13,652,731         956,264
  Cost of mutual fund shares sold.......................     (4,489,820)    (20,031,016)    (12,820,279)       (956,264
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.................      5,217,027               -         832,452               -
  Change in unrealized gain (loss)
    on investments......................................    (12,669,677)              -       3,916,825               -
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments......................     (7,452,650)              -       4,749,277               -
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains..............................      5,538,588               -       1,660,870               -
                                                         --------------  --------------  --------------  --------------
     Net increase (decrease) in contract owners'
  equity resulting from operations...................... $   (2,568,267)      1,796,944       7,348,065          58,984
                                                         ==============  ==============  ==============  ==============


                 See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                          Total                                  MFSGrStk
                                                  2000               1999                2000               1999
Investment activity:
  Net investment income .................    $   1,093,414          2,041,835         (1,345,817)        (1,091,862)
  Realized gain (loss) on investments ...       29,385,636         32,349,056          7,727,284          5,958,247
  Change in unrealized gain (loss)
     on investments .....................     (112,242,717)        22,704,757        (22,729,280)        15,455,405
  Reinvested capital gains ..............       56,783,698         30,356,218          8,100,667          7,544,492
                                             -------------     --------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .......................      (24,979,969)        87,451,866         (8,247,146)        27,866,282
                                             -------------     --------------      -------------      -------------
Equity transactions:
  Purchase payments received from
     contract owners ....................        9,794,849         13,486,199          2,276,406          3,993,587
  Transfers between funds ...............              -                  -            4,988,140         10,768,381
  Redemptions ...........................      (79,687,081)       (93,890,119)       (13,206,772)       (14,092,092)
  Annuity benefits ......................         (716,420)          (670,897)           (81,766)           (65,351)
  Annual contract maintenance charges
     (note 2) ...........................         (213,114)          (241,389)           (30,186)           (27,619)
  Contingent deferred sales charges
     (note 2) ...........................         (110,338)          (156,849)           (22,857)           (21,585)
  Adjustments to maintain reserves ......          105,946              1,436                284            (10,309)
                                             -------------     --------------      -------------      -------------
       Net equity transactions ..........      (70,826,158)       (81,471,619)        (6,076,751)           545,012
                                             -------------     --------------      -------------      -------------

Net change in contract owners' equity ...      (95,806,127)         5,980,247        (14,323,897)        28,411,294
Contract owners' equity beginning
  of period .............................      523,978,984        517,998,737        102,866,367         74,455,073
                                             -------------     --------------      -------------      -------------
Contract owners' equity end of period ...    $ 428,172,857        523,978,984         88,542,470        102,866,367
                                             =============     ==============      =============      =============

CHANGES IN UNITS:
  Beginning units .......................        4,531,967          5,456,431            384,485            380,682
                                             -------------     --------------      -------------      -------------
  Units purchased .......................          875,584          1,147,114             62,418            115,169
  Units redeemed ........................       (1,570,909)        (2,071,578)           (85,266)          (111,366)
                                             -------------     --------------      -------------      -------------
  Ending units ..........................        3,836,642          4,531,967            361,637            384,485
                                             =============     ==============      =============      =============



                                                            MFSInvTr                              MFSBdFd
                                                    2000                1999               2000              1999
Investment activity:
  Net investment income .................          (482,612)          (446,909)         1,160,585          1,334,669
  Realized gain (loss) on investments ...         4,489,644          6,257,793           (457,113)          (111,004)
  Change in unrealized gain (loss)
     on investments .....................        (6,418,885)        (4,553,230)           687,658         (2,051,919)
  Reinvested capital gains ..............         1,576,687          1,413,976                -                  -
                                              -------------       ------------       ------------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .......................          (835,166)         2,671,630          1,391,130           (828,254)
                                              -------------       ------------       ------------        -----------
Equity transactions:
  Purchase payments received from
     contract owners ....................           362,561          1,009,480            322,105            384,574
  Transfers between funds ...............        (3,127,444)        (1,193,708)          (165,234)        (1,297,499)
  Redemptions ...........................        (7,635,760)        (9,374,362)        (3,419,827)        (5,140,591)
  Annuity benefits ......................           (49,231)           (50,984)           (77,101)           (75,346)
  Annual contract maintenance charges
     (note 2) ...........................           (15,525)           (19,536)            (9,803)           (13,003)
  Contingent deferred sales charges
     (note 2) ...........................           (11,331)           (17,722)            (7,091)            (9,288)
  Adjustments to maintain reserves ......            12,399              6,257             16,718               (228)
                                              -------------       ------------       ------------        -----------
       Net equity transactions ..........       (10,464,331)        (9,640,575)        (3,340,233)        (6,151,381)
                                              -------------       ------------       ------------        -----------

Net change in contract owners' equity ...       (11,299,497)        (6,968,945)        (1,949,103)        (6,979,635)
Contract owners' equity beginning
  of period .............................        49,904,493         56,873,438         20,993,311         27,972,946
                                              -------------       ------------       ------------        -----------
Contract owners' equity end of period ...        38,604,996         49,904,493         19,044,208         20,993,311
                                              =============       ============       ============        ===========

CHANGES IN UNITS:
  Beginning units ......................            300,692            362,858            421,806            548,000
                                              -------------       ------------       ------------        -----------
  Units purchased ......................             14,451             33,712             34,426             17,102
  Units redeemed .......................            (78,170)           (95,878)           (99,822)          (143,296)
                                              -------------       ------------       ------------        -----------
  Ending units .........................            236,973            300,692            356,410            421,806
                                              =============       ============       ============        ===========

                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                         MFSEmGro                             MFSGGvt
                                                  2000               1999              2000            1999
Investment activity:
  Net investment income ................     $   (283,172)         (202,824)          (40,062)          222,275
  Realized gain (loss) on investments ..        1,958,662         2,816,810          (192,247)         (176,635)
  Change in unrealized gain (loss)
     on investments ....................       (9,210,314)        3,965,332           217,481          (251,529)
  Reinvested capital gains .............        1,651,923            97,012               -                 -
                                             ------------      ------------      ------------     -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (5,882,901)        6,676,330           (14,828)         (205,889)
                                             ------------      ------------      ------------     -------------
Equity transactions:
  Purchase payments received from
     contract owners ...................          674,014         1,796,971            50,971            60,934
  Transfers between funds ..............        3,463,078          (181,944)         (333,810)         (524,193)
  Redemptions ..........................       (2,831,283)       (3,808,479)         (690,519)       (1,094,100)
  Annuity benefits .....................           (3,678)           (3,048)           (6,588)           (8,412)
  Annual contract maintenance charges
     (note 2) ..........................           (9,526)           (8,529)           (2,286)           (3,111)
  Contingent deferred sales charges
     (note 2) ..........................           (5,860)           (6,544)           (1,784)             (539)
  Adjustments to maintain reserves .....           (1,716)              369             1,226             1,038
                                             ------------      ------------      ------------     -------------
       Net equity transactions .........        1,285,029        (2,211,204)         (982,790)       (1,568,383)
                                             ------------      ------------      ------------     -------------
Net change in contract owners' equity ..       (4,597,872)        4,465,126          (997,618)       (1,774,272)
Contract owners' equity beginning
  of period ............................       20,584,056        16,118,930         3,591,664         5,365,936
                                             ------------      ------------      ------------     -------------
Contract owners' equity end of period ..     $ 15,986,184        20,584,056         2,594,046         3,591,664
                                             ============      ============      ============     =============

CHANGES IN UNITS:
  Beginning units ......................          276,955           321,248           665,513           798,364
                                             ------------      ------------      ------------     -------------
  Units purchased ......................           87,426           107,564            39,775            45,201
  Units redeemed .......................          (72,275)         (151,857)         (125,797)         (178,052)
                                             ------------      ------------      ------------     -------------
  Ending units .........................          292,106           276,955           579,491           665,513
                                             ============      ============      ============     =============



                                                         MFSGrOpp                            MFSHiInc
                                                  2000              1999               2000              1999
Investment activity:
  Net investment income ................        (1,681,988)       (1,766,035)        1,626,839         1,927,232
  Realized gain (loss) on investments ..        10,675,232         8,616,051          (865,305)         (139,796)
  Change in unrealized gain (loss)
     on investments ....................       (63,828,051)       16,486,755        (2,208,474)         (387,891)
  Reinvested capital gains .............        38,254,963        14,239,127               -                 -
                                             -------------     -------------    --------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (16,579,844)       37,575,898        (1,446,940)        1,399,545
                                             -------------     -------------    --------------      ------------
Equity transactions:
  Purchase payments received from
     contract owners ...................         1,423,111         2,492,192         1,058,776           331,911
  Transfers between funds ..............           354,658        (3,229,327)         (428,278)       (1,601,990)
  Redemptions ..........................       (21,715,633)      (22,992,059)       (3,995,109)       (4,814,330)
  Annuity benefits .....................          (197,490)         (166,195)          (81,041)          (87,932)
  Annual contract maintenance charges
     (note 2) ..........................           (64,261)          (70,423)          (12,539)          (16,665)
  Contingent deferred sales charges
     (note 2) ..........................           (25,041)          (30,048)           (4,899)           (8,379)
  Adjustments to maintain reserves .....            26,922           (12,497)           18,088            16,018
                                             -------------     -------------    --------------      ------------
       Net equity transactions .........       (20,197,734)      (24,008,357)       (3,445,002)       (6,181,367)
                                             -------------     -------------    --------------      ------------
Net change in contract owners' equity ..       (36,777,578)       13,567,541        (4,891,942)       (4,781,822)
Contract owners' equity beginning
  of period ............................       154,516,933       140,949,392        20,871,781        25,653,603
                                             -------------     -------------    --------------      ------------
Contract owners' equity end of period ..       117,739,355       154,516,933        15,979,839        20,871,781
                                             =============     =============    ==============      ============

CHANGES IN UNITS:
  Beginning units ......................            72,133           102,993           310,156           403,250
                                             -------------     -------------    --------------      ------------
  Units purchased ......................             1,180             5,964            61,315            66,570
  Units redeemed .......................           (21,366)          (36,824)         (113,052)         (159,664)
                                             -------------     -------------    --------------      ------------
  Ending units .........................            51,947            72,133           258,419           310,156
                                             =============     =============    ==============      ============

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY, Continued
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                         MFSRsrch                           MFSMyMkt
                                                 2000              1999             2000               1999
Investment activity:
  Net investment income ................     $   (654,205)         (659,526)        1,796,944         1,554,647
  Realized gain (loss) on investments ..        5,217,027         7,252,526               -                 -
  Change in unrealized gain (loss)
     on investments ....................      (12,669,677)         (227,551)              -                 -
  Reinvested capital gains .............        5,538,588         3,686,963               -                 -
                                             ------------      ------------     -------------     -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (2,568,267)       10,052,412         1,796,944         1,554,647
                                             ------------      ------------     -------------     -------------
Equity transactions:
  Purchase payments received from
     contract owners ...................          672,403         1,672,547         1,547,458           782,924
  Transfers between funds ..............       (1,516,316)       (2,490,592)           16,451         3,148,451
  Redemptions ..........................       (6,389,671)       (9,391,456)      (10,379,994)      (11,884,305)
  Annuity benefits .....................          (61,030)          (50,346)          (64,017)          (73,068)
  Annual contract maintenance charges
     (note 2) ..........................          (16,418)          (17,954)          (31,292)          (37,058)
  Contingent deferred sales charges
     (note 2) ..........................           (6,002)           (8,945)          (10,808)          (32,130)
  Adjustments to maintain reserves .....           26,186            26,933            11,379            (3,554)
       Net equity transactions .........       (7,290,848)      (10,259,813)       (8,910,823)       (8,098,740)

Net change in contract owners' equity ..       (9,859,115)         (207,401)       (7,113,879)       (6,544,093)
Contract owners' equity beginning
  of period ............................       53,028,228        53,235,629        44,875,625        51,419,718
                                             ------------      ------------     -------------     -------------
Contract owners' equity end of period ..     $ 43,169,113        53,028,228        37,761,746        44,875,625
                                             ============      ============     =============     =============

CHANGES IN UNITS:
  Beginning units ......................          251,005           308,658         1,336,896         1,581,176
                                             ------------      ------------     -------------     -------------
  Units purchased ......................           16,384            31,296           508,188           703,117
  Units redeemed .......................          (50,416)          (88,949)         (769,465)         (947,397)
                                             ------------      ------------     -------------     -------------
  Ending units .........................          216,973           251,005         1,075,619         1,336,896
                                             ============      ============     =============     =============



                                                      MFSTotRe                            NSATMyMkt
                                                 2000             1999             2000                 1999
Investment activity:
  Net investment income ................         937,918         1,128,542            58,984            41,626
  Realized gain (loss) on investments ..         832,452         1,875,064               -                 -
  Change in unrealized gain (loss)
     on investments ....................       3,916,825        (5,730,615)              -                 -
  Reinvested capital gains .............       1,660,870         3,374,648               -                 -
                                           -------------     -------------       -----------         ---------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       7,348,065           647,639            58,984            41,626
                                           -------------     -------------       -----------         ---------
Equity transactions:
  Purchase payments received from
     contract owners ...................       1,394,440           946,201            12,604            14,878
  Transfers between funds ..............      (3,284,229)       (3,370,521)           32,984           (27,058)
  Redemptions ..........................      (9,232,465)      (10,996,606)         (190,048)         (301,739)
  Annuity benefits .....................         (94,478)          (90,215)              -                 -
  Annual contract maintenance charges
     (note 2) ..........................         (19,817)          (25,741)           (1,461)           (1,750)
  Contingent deferred sales charges
     (note 2) ..........................         (13,077)          (19,527)           (1,588)           (2,142)
  Adjustments to maintain reserves .....            (430)          (22,524)           (5,110)              (67)
       Net equity transactions .........     (11,250,056)      (13,578,933)         (152,619)         (317,878)

Net change in contract owners' equity ..      (3,901,991)      (12,931,294)          (93,635)         (276,252)
Contract owners' equity beginning
  of period ............................      51,658,585        64,589,879         1,087,941         1,364,193
                                           -------------     -------------       -----------         ---------
Contract owners' equity end of period ..      47,756,594        51,658,585           994,306         1,087,941
                                           =============     =============       ===========         =========

CHANGES IN UNITS:
  Beginning units ......................         469,593           593,748            42,733            55,454
                                           -------------     -------------       -----------         ---------
  Units purchased ......................          22,829            20,328            27,192             1,091
  Units redeemed .......................        (122,670)         (144,483)          (32,610)          (13,812)
                                           -------------     -------------       -----------         ---------
  Ending units .........................         369,752           469,593            37,315            42,733
                                           =============     =============       ===========         =========


                See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31,2000 AND 1999

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

    (b) The Contracts

        Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

            Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

            Massachusetts Investors Trust - Class A (MFSInvTr)

            MFS((R)) Bond Fund - Class A (MFSBdFd)

            MFS((R)) Emerging Growth Fund - Class A (MFSEmGro)

            MFS((R)) Global Governments Fund - Class A (MFSGGvt) (formerly MFS World Governments Fund)

            MFS((R)) Growth Opportunities Fund - Class A (MFSGrOpp)

            MFS((R)) High Income Fund - Class A (MFSHiInc)

            MFS((R)) Research Fund - Class A (MFSRsrch)

            MFS Series Trust IV - MFS((R)) Money Market Fund (MFSMyMkt)

            MFS((R)) Total Return Fund - Class A (MFSTotRe)

            Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
              (managed for a fee by an affiliated investment advisor)

        At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

        During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

        Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)  Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

    Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning
    February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

    The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units;and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Financial Highlights

    The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

    The following is a summary for 2000:


                                                                              Unit          Contract                      Total
                                                                Units       Fair Value    Owners' Equity   Expenses(*)   Return(**)
                                                                -----       ----------    --------------   -----------   ----------
Contracts in accumulation phase:
Massachusetts Investors Growth Stock Fund -
 Class A:
  Non-tax qualified ...................................             283     $242.802557     $    68,713        1.41%      (8.15)%
  Tax qualified spectrum ..............................         264,430      253.861108      67,128,493        1.41%      (8.42)%
  Non-tax qualified spectrum ..........................          92,890      215.414123      20,009,818        1.41%      (8.42)%
  Non-tax qualified spectrum (81-225) .................           4,035      234.665902         946,877        1.41%      (8.42)%
Massachusetts Investors Trust - Class A:
  Tax qualified spectrum ..............................         181,190      165.490844      29,985,286        1.26%      (1.63)%
  Non-tax qualified spectrum ..........................          54,802      148.485046       8,137,277        1.26%      (1.63)%
  Non-tax qualified spectrum (81-225) .................             981      157.750647         154,753        1.26%      (1.63)%
MFS Bond Fund - Class A:
  Non-tax qualified ...................................              55       61.878057           3,403        1.31%       7.69%
  Tax qualified spectrum ..............................         236,802       52.431142      12,415,799        1.31%       7.37%
  Non-tax qualified spectrum ..........................         118,772       52.388302       6,222,263        1.31%       7.37%
  Non-tax qualified spectrum (81-225) .................             782       52.593159          41,128        1.31%       7.37%
MFS Emerging Growth Fund - Class A:
  Tax qualified spectrum ..............................         292,044       54.694222      15,973,119        1.55%      (26.35)%
  Non-tax qualified spectrum (81-225) .................              62       54.694222           3,391        1.55%      (26.35)%
MFS Global Governments Fund - Class A:
  Tax qualified spectrum ..............................          44,427       49.344888       2,192,245        1.31%       0.07%
  Non-tax qualified spectrum ..........................           7,210       48.108072         346,859        1.31%       0.07%
  Non-tax qualified spectrum (81-225) .................             310       49.268187          15,273        1.31%       0.07%
MFS Growth Opportunities Fund - Class A:
  Non-tax qualified ...................................             902      225.168447         203,102        1.41%      (12.18)%
  Tax qualified spectrum ..............................         466,347      206.878418      96,477,130        1.41%      (12.44)%
  Non-tax qualified spectrum ..........................         103,204      175.731410      18,136,184        1.41%      (12.44)%
  Non-tax qualified spectrum (81-225) .................           9,038      193.899831       1,752,467        1.41%      (12.44)%
MFS High Income Fund - Class A:
  Non-tax qualified ...................................             217       70.251451          15,245        1.35%      (7.97)%
  Tax qualified spectrum ..............................         166,438       60.842736      10,126,543        1.35%      (8.25)%
  Non-tax qualified spectrum ..........................          88,149       59.919692       5,281,861        1.35%      (8.25)%
  Non-tax qualified spectrum (81-225) .................           3,616       60.842736         220,007        1.35%      (8.25)%
MFS Research Fund - Class A:
  Tax qualified spectrum ..............................         159,948      204.041714      32,636,064        1.37%      (5.85)%
  Non-tax qualified spectrum ..........................          56,126      178.285383      10,006,445        1.37%      (5.85)%
  Non-tax qualified spectrum (81-225) .................             900      201.660027         181,494        1.37%      (5.85)%
MFS Series Trust IV - MFS Money Market Fund:
  Non-tax qualified ...................................           1,494       41.297513          61,698        1.29%       4.85%
  Tax qualified spectrum ..............................         698,413       34.794442      24,300,891        1.29%       4.53%
  Non-tax qualified spectrum ..........................         375,712       34.818619      13,081,773        1.29%       4.53%
MFS Total Return Fund - Class A:
  Tax qualified spectrum ..............................         271,352      129.147223      35,044,357        1.24%      17.49%
  Non-tax qualified spectrum ..........................          97,604      125.010205      12,201,496        1.24%      17.49%
  Non-tax qualified spectrum (81-225) .................             797      127.890790         101,929        1.24%      17.49%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                             Unit         Contract
                                                                              Units        Fair Value   Owners' Equity
                                                                              -----        ----------   --------------
Nationwide Separate Account Trust -
Money Market Fund:
 Tax qualified spectrum ...........................................           16,534       26.635917          440,398
 Non-tax qualified spectrum........................................           20,782       26.653239          553,908
                                                                            ========       =========
Reserves for annuity contracts in payout phase:
 Tax qualified.....................................................                                            64,663
 Non-tax qualified.................................................                                             7,909
 Tax qualified spectrum............................................                                         2,504,384
 Non-tax qualified spectrum........................................                                         1,128,212
                                                                                                        -------------
                                                                                                        $ 428,172,857
                                                                                                        =============
The following is a summary for 1999:
MFS Series Trust IV - MFS Money Market Fund:
 Non-tax qualified ................................................            1,494     $ 39.388969     $     58,847
 Tax qualified spectrum ...........................................          836,061       33.286752       27,829,755
 Non-tax qualified spectrum .......................................          499,340       33.309883       16,632,957
Massachusetts Investors Growth Stock Fund -
Class A:
 Non-tax qualified ................................................              706      264.338201          186,623
 Tax qualified spectrum ...........................................          281,457      277.213327       78,023,631
 Non-tax qualified spectrum .......................................           98,328      235.229678       23,129,664
 Non-tax qualified spectrum (81-225) ..............................            3,994      256.252391        1,023,472
Massachusetts Investors Trust - Class A:
 Non-tax qualified ................................................              289      199.617423           57,689
 Tax qualified spectrum ...........................................          235,642      168.230713       39,642,222
 Non-tax qualified spectrum .......................................           63,779      150.943364        9,627,017
 Non-tax qualified spectrum (81-225) ..............................              982      160.362369          157,476
MFS Bond Fund - Class A:

 Non-tax qualified ................................................               56       57.457644            3,218
 Tax qualified spectrum ...........................................          296,161       48.832757       14,462,358
 Non-tax qualified spectrum .......................................          124,805       48.792845        6,089,591
 Non-tax qualified spectrum (81-225) ..............................              784       48.983649           38,403
MFS Emerging Growth Fund - Class A:
 Tax qualified spectrum ...........................................          276,955       74.260820       20,566,905
MFS Growth Opportunities Fund - Class A:
 Non-tax qualified ................................................            1,102      256.397950          282,551
 Tax qualified spectrum ...........................................          540,025      236.283783      127,599,150
 Non-tax qualified spectrum .......................................          114,789      200.709590       23,039,253
 Non-tax qualified spectrum (81-225) ..............................            9,598      221.460448        2,125,577
MFS High Income Fund - Class A:
 Non-tax qualified ................................................              217       76.334509           16,565
 Tax qualified spectrum ...........................................          214,222       66.310941       14,205,262
 Non-tax qualified spectrum .......................................           91,528       65.304939        5,977,230
 Non-tax qualified spectrum (81-225) ..............................            4,190       66.310941          277,843
MFS Research Fund - Class A:
 Non-tax qualified ................................................              434      221.469939           96,118
 Tax qualified spectrum ...........................................          186,365      216.708566       40,386,892
 Non-tax qualified spectrum .......................................           62,991      189.353287       11,927,553
 Non-tax qualified spectrum (81-225) ..............................            1,216      214.179022          260,442
MFS Total Return Fund - Class A:
 Tax qualified spectrum ...........................................          359,370      109.920643       39,502,181
 Non-tax qualified spectrum .......................................          109,211      106.399516       11,619,998
 Non-tax qualified spectrum (81-225) ..............................            1,014      108.851257          110,375



                                                                                       Total
                                                                          Expenses(*) Return(**)
                                                                          ----------- ----------
Nationwide Separate Account Trust -
Money Market Fund:
 Tax qualified spectrum ...........................................           1.56%     4.66%
 Non-tax qualified spectrum........................................           1.56%     4.66%
Reserves for annuity contracts in payout phase:
 Tax qualified.....................................................
 Non-tax qualified.................................................
 Tax qualified spectrum............................................
 Non-tax qualified spectrum........................................

The following is a summary for 1999:
 MFS Series Trust IV - MFS Money Market Fund:
 Non-tax qualified ................................................           1.32%     3.63%
 Tax qualified spectrum ...........................................           1.32%     3.32%
 Non-tax qualified spectrum .......................................           1.32%     3.32%
Massachusetts Investors Growth Stock Fund -
Class A:
 Non-tax qualified ................................................           1.24%    37.37%
 Tax qualified spectrum ...........................................           1.24%    36.95%
 Non-tax qualified spectrum .......................................           1.24%    36.95%
 Non-tax qualified spectrum (81-225) ..............................           1.24%    36.95%
Massachusetts Investors Trust - Class A:
 Non-tax qualified ................................................           1.32%     5.89%
 Tax qualified spectrum ...........................................           1.32%     5.57%
 Non-tax qualified spectrum .......................................           1.32%     5.57%
 Non-tax qualified spectrum (81-225) ..............................           1.32%     5.57%
MFS Bond Fund - Class A:

 Non-tax qualified ................................................           1.33%    (2.95)%
 Tax qualified spectrum ...........................................           1.33%    (3.25)%
 Non-tax qualified spectrum .......................................           1.33%    (3.25)%
 Non-tax qualified spectrum (81-225) ..............................           1.33%    (3.25)%
MFS Emerging Growth Fund - Class A:
 Tax qualified spectrum ...........................................           1.11%    48.13%
MFS Growth Opportunities Fund - Class A:
 Non-tax qualified ................................................           1.21%    31.50%
 Tax qualified spectrum ...........................................           1.21%    31.10%
 Non-tax qualified spectrum .......................................           1.21%    31.10%
 Non-tax qualified spectrum (81-225) ..............................           1.21%    31.10%
MFS High Income Fund - Class A:
 Non-tax qualified ................................................           1.38%     5.93%
 Tax qualified spectrum ...........................................           1.38%     5.61%
 Non-tax qualified spectrum .......................................           1.38%     5.61%
 Non-tax qualified spectrum (81-225) ..............................           1.38%     5.61%
MFS Research Fund - Class A:
 Non-tax qualified ................................................           1.25%    22.58%
 Tax qualified spectrum ...........................................           1.25%    22.21%
 Non-tax qualified spectrum .......................................           1.25%    22.21%
 Non-tax qualified spectrum (81-225) ..............................           1.25%    22.21%
MFS Total Return Fund - Class A:
 Tax qualified spectrum ...........................................           1.34%     0.95%
 Non-tax qualified spectrum .......................................           1.34%     0.95%
 Non-tax qualified spectrum (81-225) ..............................           1.34%     0.95%


                                                                                                  Unit                 Contract
                                                                                   Units        Fair Value           Owners' Equity
                                                                                   -----        ----------           --------------
   MFS World Governments Fund - Class A:
    Tax qualified spectrum........................................                   63,386      49.309941               3,125,560
    Non-tax qualified spectrum....................................                    8,381      48.073994                 402,908
    Non-tax qualified spectrum (81-225)...........................                      367      49.233289                  18,069
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum........................................                   20,531      25.451018                 522,535
    Non-tax qualified spectrum....................................                   22,201      25.467570                 565,406
                                                                               ============    ===========
   Reserves for annuity contracts in payout phase:
    Tax qualified.................................................                                                          74,006
    Non-tax qualified.............................................                                                          26,228
    Tax qualified spectrum........................................                                                       2,980,540
    Non-tax qualified spectrum....................................                                                       1,306,914
                                                                                                                     -------------
                                                                                                                      $523,978,984
                                                                                                                     =============
The following is a summary for 1998:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified.............................................                    6,827    $ 38.008785             $   259,486
    Tax qualified spectrum........................................                1,006,298      32.218020              32,420,929
    Non-tax qualified spectrum....................................                  568,052      32.240409              18,314,229
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified.............................................                      825     192.429178                 158,754
    Tax qualified spectrum........................................                  280,157     202.414393              56,707,809
    Non-tax qualified spectrum....................................                   95,701     171.758959              16,437,504
    Non-tax qualified spectrum (81-225)...........................                    3,999     187.109241                 748,250
   Massachusetts Investors Trust - Class A:
    Non-tax qualified.............................................                      289     188.520679                  54,482
    Tax qualified spectrum........................................                  278,446     159.361559              44,373,589
    Non-tax qualified spectrum....................................                   83,119     142.985600              11,884,820
    Non-tax qualified spectrum (81-225)...........................                    1,004     151.908034                 152,516
   MFS Bond Fund - Class A:
    Non-tax qualified.............................................                      342      59.205904                  20,248
    Tax qualified spectrum........................................                  402,734      50.471558              20,326,612
    Non-tax qualified spectrum....................................                  144,138      50.430297               7,268,922
    Non-tax qualified spectrum (81-225)...........................                      786      50.627514                  39,793
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum........................................                  320,469       50.13119              16,065,492
    Non-tax qualified spectrum (81-225)...........................                      779       50.13119                  39,052
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified.............................................                      830     194.984157                 161,837
    Tax qualified spectrum........................................                  633,469     180.233377             114,172,257
    Non-tax qualified spectrum....................................                  152,136     153.097965              23,291,712
    Non-tax qualified spectrum (81-225)...........................                   11,929     168.926385               2,015,123
   MFS High Income Fund - Class A:
    Non-tax qualified.............................................                      217      72.060325                  15,637
    Tax qualified spectrum........................................                  279,479      62.788270              17,548,003
    Non-tax qualified spectrum....................................                  119,105      61.835712               7,364,942
    Non-tax qualified spectrum (81-225)...........................                    4,449      62.788270                 279,345
   MFS Research Fund - Class A:
    Non-tax qualified.............................................                      390     180.672640                  70,462
    Tax qualified spectrum........................................                  225,728     177.325237              40,027,271
    Non-tax qualified spectrum....................................                   81,260     154.941343              12,590,534
    Non-tax qualified spectrum (81-225)...........................                    1,280     175.255390                 224,327



                                                                                                    Total
                                                                                    Expenses(*)   Return(**)
                                                                                    -----------   ----------
   MFS World Governments Fund - Class A:
    Tax qualified spectrum........................................                      1.22%      (4.76)%
    Non-tax qualified spectrum....................................                      1.22%      (4.76)%
    Non-tax qualified spectrum (81-225)...........................                      1.22%      (4.76)%
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum........................................                      1.30%       3.49%
    Non-tax qualified spectrum....................................                      1.30%       3.49%

   Reserves for annuity contracts in payout phase:
    Tax qualified.................................................
    Non-tax qualified.............................................
    Tax qualified spectrum........................................
    Non-tax qualified spectrum....................................


The following is a summary for 1998:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified.............................................                      1.33%       3.91%
    Tax qualified spectrum........................................                      1.33%       3.59%
    Non-tax qualified spectrum....................................                      1.33%       3.59%
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified.............................................                      1.29%      38.60%
    Tax qualified spectrum........................................                      1.29%      38.18%
    Non-tax qualified spectrum....................................                      1.29%      38.18%
    Non-tax qualified spectrum (81-225)...........................                      1.29%      38.18%
   Massachusetts Investors Trust - Class A:
    Non-tax qualified.............................................                      1.32%      21.72%
    Tax qualified spectrum........................................                      1.32%      21.35%
    Non-tax qualified spectrum....................................                      1.32%      21.35%
    Non-tax qualified spectrum (81-225)...........................                      1.32%      21.35%
   MFS Bond Fund - Class A:
    Non-tax qualified.............................................                      1.31%       3.43%
    Tax qualified spectrum........................................                      1.31%       3.12%
    Non-tax qualified spectrum....................................                      1.31%       3.12%
    Non-tax qualified spectrum (81-225)...........................                      1.31%       3.12%
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum........................................                      1.24%      22.87%
    Non-tax qualified spectrum (81-225)...........................                      1.24%      22.87%
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified.............................................                      1.30%      27.88%
    Tax qualified spectrum........................................                      1.30%      27.49%
    Non-tax qualified spectrum....................................                      1.30%      27.49%
    Non-tax qualified spectrum (81-225)...........................                      1.30%      27.49%
   MFS High Income Fund - Class A:
    Non-tax qualified.............................................                      1.38%       0.02%
    Tax qualified spectrum........................................                      1.38%      (0.28)%
    Non-tax qualified spectrum....................................                      1.38%      (0.28)%
    Non-tax qualified spectrum (81-225)...........................                      1.38%      (0.28)%
   MFS Research Fund - Class A:
    Non-tax qualified.............................................                      1.31%      21.69%
    Tax qualified spectrum........................................                      1.31%      21.33%
    Non-tax qualified spectrum....................................                      1.31%      21.33%
    Non-tax qualified spectrum (81-225)...........................                      1.31%      21.33%



                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                        Unit
                                                                                    Units            Fair Value    Owners' Equity
   MFS Total Return Fund - Class A:
    Non-tax qualified ...................................................              146           117.432831           17,145
    Tax qualified spectrum ..............................................          465,417           108.882919       50,675,962
    Non-tax qualified spectrum ..........................................          127,066           105.395033       13,392,125
    Non-tax qualified spectrum (81-225) .................................            1,118           107.823630          120,547
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................           85,861            51.773614        4,445,334
    Non-tax qualified spectrum ..........................................           16,423            50.475906          828,966
    Non-tax qualified spectrum (81-225) .................................              709            51.693122           36,650
   Nationwide Separate Account Trust -
   Money Market Fund:
    Tax qualified spectrum ..............................................           32,830            24.593912          807,418
    Non-tax qualified spectrum ..........................................           22,624            24.609906          556,775
                                                                               ===========       ==============
   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................                                                65,104
    Non-tax qualified ...................................................                                                41,989
    Tax qualified spectrum ..............................................                                             2,737,591
    Non-tax qualified spectrum ..........................................                                             1,239,194
                                                                                                                   ------------
                                                                                                                   $517,998,737
                                                                                                                   ============
The following is a summary for 1997:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................            6,828          $ 36.580276    $     249,770
    Tax qualified spectrum ..............................................        1,143,756            31.101395       35,572,407
    Non-tax qualified spectrum ..........................................          556,766            31.123008       17,328,233
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................              850           138.838952          118,013
    Tax qualified spectrum ..............................................          289,531           146.486721       42,412,447
    Non-tax qualified spectrum ..........................................           88,204           124.301472       10,963,887
    Non-tax qualified spectrum (81-225) .................................            4,090           135.410415          553,829
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................               16           164.129808            2,626
    Non-tax qualified ...................................................              289           154.878002           44,760
    Tax qualified spectrum ..............................................          312,848           131.320106       41,083,233
    Non-tax qualified spectrum ..........................................          103,123           117.825672       12,150,537
    Non-tax qualified spectrum (81-225) .................................            1,827           125.178102          228,700
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................              595            57.243116           34,060
    Tax qualified spectrum ..............................................          453,678            48.946623       22,206,006
    Non-tax qualified spectrum ..........................................          147,342            48.906597        7,205,996
    Non-tax qualified spectrum (81-225) .................................              789            49.097863           38,738
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................          385,073            40.798757       15,710,500
    Non-tax qualified spectrum (81-225) .................................              674            40.798757           27,498
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified ...................................................            1,008           152.474948          153,695
    Tax qualified spectrum ..............................................          732,936           141.368069      103,613,747
    Non-tax qualified spectrum ..........................................          172,812           120.084102       20,751,974
    Non-tax qualified spectrum (81-225) .................................           12,840           132.499304        1,701,291


                                                                                            Contract              Total
                                                                                           Expenses(*)          Return(**)
   MFS Total Return Fund - Class A:
    Non-tax qualified ...................................................                     1.33%               10.50%
    Tax qualified spectrum ..............................................                     1.33%               10.17%
    Non-tax qualified spectrum ..........................................                     1.33%               10.17%
    Non-tax qualified spectrum (81-225) .................................                     1.33%               10.17%
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................                     1.25%                2.79%
    Non-tax qualified spectrum ..........................................                     1.25%                2.79%
    Non-tax qualified spectrum (81-225) .................................                     1.25%                2.79%
   Nationwide Separate Account Trust -
   Money Market Fund:
    Tax qualified spectrum ..............................................                     1.31%                3.90%
     Non-tax qualified spectrum .........................................                     1.31%                3.90%

   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................
    Non-tax qualified ...................................................
    Tax qualified spectrum ..............................................
    Non-tax qualified spectrum ..........................................

The following is a summary for 1997:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................                     1.33%                3.86%
    Tax qualified spectrum ..............................................                     1.33%                3.54%
    Non-tax qualified spectrum ..........................................                     1.33%                3.54%
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................                     1.33%               46.67%
    Tax qualified spectrum ..............................................                     1.33%               46.23%
    Non-tax qualified spectrum ..........................................                     1.33%               46.23%
    Non-tax qualified spectrum (81-225) .................................                     1.33%               46.23%
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................                     1.37%               30.38%
    Non-tax qualified ...................................................                     1.37%               30.38%
    Tax qualified spectrum ..............................................                     1.37%               29.98%
    Non-tax qualified spectrum ..........................................                     1.37%               29.98%
    Non-tax qualified spectrum (81-225) .................................                     1.37%               29.98%
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................                     1.28%                9.25%
    Tax qualified spectrum ..............................................                     1.28%                8.92%
    Non-tax qualified spectrum ..........................................                     1.28%                8.92%
    Non-tax qualified spectrum (81-225) .................................                     1.28%                8.92%
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................                     1.32%               19.07%
    Non-tax qualified spectrum (81-225) .................................                     1.32%               19.07%
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified ...................................................                     1.36%               22.05%
    Tax qualified spectrum ..............................................                     1.36%               21.68%
    Non-tax qualified spectrum ..........................................                     1.36%               21.68%
    Non-tax qualified spectrum (81-225) .................................                     1.36%               21.68%

                                                                                                        Unit           Contract
                                                                                  Units               Fair Value    Owners' Equity
   MFS High Income Fund - Class A:
    Non-tax qualified ...................................................             358               72.045586          25,792
    Tax qualified spectrum ..............................................         332,136               62.966234      20,913,353
    Non-tax qualified spectrum ..........................................         154,453               62.010978       9,577,782
    Non-tax qualified spectrum (81-225) .................................           4,996               62.966234         314,579
   MFS Research Fund - Class A:
    Non-tax qualified ...................................................             390              148.464541          57,901
    Tax qualified spectrum ..............................................         265,836              146.156474      38,853,652
    Non-tax qualified spectrum ..........................................          93,659              127.707031      11,960,913
    Non-tax qualified spectrum (81-225) .................................           1,318              144.450450         190,386
   MFS Total Return Fund - Class A:
    Tax qualified .......................................................             131              108.143295          14,167
    Tax qualified spectrum ..............................................         570,631               98.832664      56,396,982
    Non-tax qualified spectrum ..........................................         145,316               95.666722      13,901,905
    Non-tax qualified spectrum (81-225) .................................             805               97.871152          78,786
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................         115,417               50.368842       5,813,421
    Non-tax qualified spectrum ..........................................          15,550               49.106357         763,604
    Non-tax qualified spectrum (81-225) .................................             666               50.290543          33,494
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum ..............................................          41,782               23.669908         988,976
    Non-tax qualified spectrum ..........................................          26,117               23.685302         618,589
                                                                               ==========             ===========
   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................                                                  57,958
    Non-tax qualified ...................................................                                                  59,810
    Tax qualified spectrum ..............................................                                               2,494,828
    Non-tax qualified spectrum ..........................................                                               1,171,829
                                                                                                                    -------------
                                                                                                                    $ 496,440,654
                                                                                                                    =============
The following is a summary for 1996:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................           4,058     $         35.222087   $     142,931
    Tax qualified spectrum ..............................................       1,343,440               30.037656      40,353,789
    Non-tax qualified spectrum ..........................................         615,505               30.058530      18,501,176
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................             498               94.658415          47,140
    Tax qualified spectrum ..............................................         297,134              100.175691      29,765,604
    Non-tax qualified spectrum ..........................................          86,801               85.004193       7,378,449
    Non-tax qualified spectrum (81-225) .................................           5,470               92.601102         506,528
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................              16              125.889283           2,014
    Non-tax qualified ...................................................         331,572              101.029680      33,498,613
    Tax qualified spectrum ..............................................          96,073               90.647891       8,708,815
    Non-tax qualified spectrum ..........................................           2,037               96.304396         196,172
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................           3,321               52.397975         174,014
    Tax qualified spectrum ..............................................         509,516               44.939826      22,897,560
    Non-tax qualified spectrum ..........................................         208,403               44.903088       9,357,938
    Non-tax qualified spectrum (81-225) .................................           1,597               45.078692          71,991
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................         437,204               34.264981      14,980,787
    Non-tax qualified spectrum (81-225) .................................             675               34.264981          23,129

                                                                                                                  Total
                                                                                            Expenses(*)          Return(**)
   MFS High Income Fund - Class A:
    Non-tax qualified ...................................................                      1.34%               11.73%
    Tax qualified spectrum ..............................................                      1.34%               11.39%
    Non-tax qualified spectrum ..........................................                      1.34%               11.39%
    Non-tax qualified spectrum (81-225) .................................                      1.34%               11.39%
   MFS Research Fund - Class A:
    Non-tax qualified ...................................................                      1.34%               19.32%
    Tax qualified spectrum ..............................................                      1.34%               18.96%
    Non-tax qualified spectrum ..........................................                      1.34%               18.96%
    Non-tax qualified spectrum (81-225) .................................                      1.34%               18.96%
   MFS Total Return Fund - Class A:
    Tax qualified .......................................................                      1.32%               19.36%
    Tax qualified spectrum ..............................................                      1.32%               19.00%
    Non-tax qualified spectrum ..........................................                      1.32%               19.00%
    Non-tax qualified spectrum (81-225) .................................                      1.32%               19.00%
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................                      1.29%               (1.00)%
    Non-tax qualified spectrum ..........................................                      1.29%               (1.00)%
    Non-tax qualified spectrum (81-225) .................................                      1.29%               (1.00)%
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum ..............................................                      1.32%                3.89%
    Non-tax qualified spectrum ..........................................                      1.32%                3.89%
   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................
    Non-tax qualified ...................................................
    Tax qualified spectrum ..............................................
    Non-tax qualified spectrum ..........................................

The following is a summary for 1996:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................                      1.34%                3.70%
    Tax qualified spectrum ..............................................                      1.34%                3.38%
    Non-tax qualified spectrum ..........................................                      1.34%                3.38%
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................                      1.34%               21.61%
    Tax qualified spectrum ..............................................                      1.34%               21.24%
    Non-tax qualified spectrum ..........................................                      1.34%               21.24%
    Non-tax qualified spectrum (81-225) .................................                      1.34%               21.24%
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................                      1.30%               24.63%
    Non-tax qualified ...................................................                      1.30%               24.25%
    Tax qualified spectrum ..............................................                      1.30%               24.25%
    Non-tax qualified spectrum ..........................................                      1.30%               24.25%
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................                      1.30%                2.90%
    Tax qualified spectrum ..............................................                      1.30%                2.58%
    Non-tax qualified spectrum ..........................................                      1.30%                2.58%
    Non-tax qualified spectrum (81-225) .................................                      1.30%                2.58%
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................                      1.37%               13.28%
    Non-tax qualified spectrum (81-225) .................................                      1.37%               13.28%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                             Unit         Contract
                                                                               Units       Fair Value   Owners' Equity
                                                                               -----       ----------   --------------
MFS Growth Opportunities Fund - Class A:
  Non-tax qualified ...................................................          2,724     124.926291         340,299
  Tax qualified spectrum ..............................................        822,246     116.177967      95,526,869
  Non-tax qualified spectrum ..........................................        182,479      98.686554      18,008,224
  Non-tax qualified spectrum (81-225) .................................         14,732     108.889502       1,604,160
MFS High Income Fund - Class A:
  Non-tax qualified ...................................................            358      64.483775          23,085
  Tax qualified spectrum ..............................................        408,255      56.528677      23,078,115
  Non-tax qualified spectrum ..........................................        176,997      55.671087       9,853,615
  Non-tax qualified spectrum (81-225) .................................          6,379      56.528677         360,596
MFS Research Fund - Class A:
  Non-tax qualified ...................................................            110     124.427653          13,687
  Tax qualified spectrum ..............................................        283,320     122.865333      34,810,206
  Non-tax qualified spectrum ..........................................        105,263     107.355935      11,300,608
  Non-tax qualified spectrum (81-225) .................................          1,676     121.431177         203,519
MFS Total Return Fund - Class A:
  Tax qualified .......................................................            131      90.602325          11,869
  Tax qualified spectrum ..............................................        671,118      83.053566      55,738,743
  Non-tax qualified spectrum ..........................................        167,776      80.393080      13,488,029
  Non-tax qualified spectrum (81-225) .................................          1,979      82.245579         162,764
MFS World Governments Fund - Class A:
  Tax qualified spectrum ..............................................        143,438      50.880072       7,298,136
  Non-tax qualified spectrum ..........................................         22,367      49.604787       1,109,510
  Non-tax qualified spectrum (81-225) .................................          1,811      50.800980          92,001
Nationwide Separate Account Trust -
Money Market Fund:
  Tax qualified spectrum ..............................................         55,730      22.783414       1,269,720
  Non-tax qualified spectrum ..........................................         32,499      22.798231         740,920
                                                                             =========   ============
Reserves for annuity contracts in payout phase:
  Tax qualified........................................................                                        52,535
  Non-tax qualified....................................................                                        70,050
  Tax qualified spectrum...............................................                                     2,541,149
  Non-tax qualified spectrum...........................................                                     1,095,969
                                                                                                        -------------
                                                                                                        $ 465,401,028
                                                                                                        =============

                                                                                                  Total
                                                                                  Expenses(*)   Return(**)
                                                                                  -----------   ----------
MFS Growth Opportunities Fund - Class A:
  Non-tax qualified ...................................................               1.36       20.64%
  Tax qualified spectrum ..............................................               1.36       20.27%
  Non-tax qualified spectrum ..........................................               1.36       20.27%
  Non-tax qualified spectrum (81-225) .................................               1.36       20.27%
MFS High Income Fund - Class A:
  Non-tax qualified ...................................................               1.33       11.43%
  Tax qualified spectrum ..............................................               1.33       11.09%
  Non-tax qualified spectrum ..........................................               1.33       11.09%
  Non-tax qualified spectrum (81-225) .................................               1.33       11.09%
MFS Research Fund - Class A:
  Non-tax qualified ...................................................               1.35       23.22%
  Tax qualified spectrum ..............................................               1.35       22.85%
  Non-tax qualified spectrum ..........................................               1.35       22.85%
  Non-tax qualified spectrum (81-225) .................................               1.35       22.85%
MFS Total Return Fund - Class A:
  Tax qualified .......................................................               1.31       13.48%
  Tax qualified spectrum ..............................................               1.31       13.13%
  Non-tax qualified spectrum ..........................................               1.31       13.13%
  Non-tax qualified spectrum (81-225) .................................               1.31       13.13%
MFS World Governments Fund - Class A:
  Tax qualified spectrum ..............................................               1.30        4.02%
  Non-tax qualified spectrum ..........................................               1.30        4.02%
  Non-tax qualified spectrum (81-225) .................................               1.30        4.02%
Nationwide Separate Account Trust -
Money Market Fund:
  Tax qualified spectrum ..............................................               1.33        3.74%
  Non-tax qualified spectrum ..........................................               1.33        3.74%

Reserves for annuity contracts in payout phase:
  Tax qualified........................................................
  Non-tax qualified....................................................
  Tax qualified spectrum...............................................
  Non-tax qualified spectrum...........................................





  (*) This represents expenses as a percentage of the average net assets of the variable account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 (**) This represents the annual total return for the one-year period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(***) Annualized as this investment option was not utilized for the entire period indicated.

                           Independent Auditors' Report
                           ----------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of MFS Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     Bulk Rate
                                                                 U.S.Postage

                                                                   PAID

                                                               Columbus, Ohio
                                                                Permit No. 521







Nationwide((R)) is a registered federal service mark of Nationwide Mutual Insurance Company